Schedule of Valuation of Financial Instruments at Fair Value on a Recurring Basis (Details) (Parenthetical) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Investments, All Other Investments [Abstract]
Convertible notes payable, debt discounts	$ 125,389	$ 412,673